Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates used for Foreign Currency Translation	The exchange rates used for foreign currency translation were as follows:
	Balance Sheet
Period Covered	Date Rates	Average Rates

Year ended December 31, 2023	7.8087	7.8297
Year ended December 31, 2022	7.8015	7.8306
Year ended December 31, 2021	7.7996	7.7727
	Balance Sheet
Period Covered	Date Rates	Average Rates

Year ended September 30, 2023	6.8972	6.7290
Year ended December 31, 2022	6.8972	6.7290
Year ended December 31, 2021	6.3726	6.4508
	Balance Sheet
Period Covered	Date Rates	Average Rates

Year ended December 31, 2023	30.7127	31.1471
Year ended December 31, 2022	30.7300	29.7963
Year ended December 31, 2021	27.7400	27.9366

Schedule of Property, Plant and Equipment Estimated Useful Lives	Depreciation is computed using the straight-line method with residual value rate of 5% based on the estimated useful lives as follows:
Buildings and cultivation facilities	20 years (by local laws)
Machinery and equipment	3- 10 years
Office equipment and furniture	The less of 5 years or lease term